Organization and Description of Business (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 12, 2020	May 25, 2019	Sep. 25, 2007	Aug. 31, 2019	Aug. 31, 2018	Feb. 29, 2020	Aug. 22, 2007
Common stock, par or stated value per share (in dollars per share)				$ 0.001	$ 0.0001	$ 0.001	$ 0.0001
Common stock, shares authorized				290,000,000	290,000,000	290,000,000	300,000,000,000,000
Common stock, shares issued			1,000,000	12,524,307	12,257,640	15,093,126
Common stock, shares outstanding			1,000,000	12,524,307	12,257,640	15,093,126
Preferred stock, shares issued			0	0	0	0
Preferred stock, shares outstanding			0	0	0	0
Forward split			538,646 for 1
Controlling interest description		Lauderdale Holdings, LLC, a Florida limited liabiblity company, in which former Chief Executive Officer, Garry McHenry maintains a controlling interest, sold 8,666,667 common shares of MCTC Holdings, Inc., representing approximately 70.7% of the 12,257,640 issued and outstanding shares to Messrs. Robert Hymers, Edward Manolos and Dan Nguyen, all of whom were previously unaffiliated parties. Each purchased 2,888,889 common shares for $108,333.33 each or an aggregate of $325,000, utilizing personal funds. This series of transactions constitute a change in control of the Company. The assets and liabilities of MicroChannel Corp. were spun out to Lauderdale Holdings, LLC as part of the change in control.
Stock issued for research and development, shares
Stock issued for research and development, value				$ 350,965
Lelantos
Stock issued for research and development, shares	400,000
Stock issued for research and development, value	$ 500,000